Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended
	Aug. 17, 2012	Dec. 31, 2013 votes_per_share	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013 votes_per_share	Dec. 31, 2012	Dec. 31, 2011	Aug. 20, 2012	Jun. 30, 2012	Jun. 27, 2012	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Aug. 17, 2012 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member] tranche price	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Stock Compensation Plan [Member]	Dec. 31, 2012 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Dec. 31, 2011 SunEdison [Member] Special Inducement Grant Plan, Performance Awards [Member]	Dec. 31, 2011 SunEdison [Member] Special Inducement Grant Plan, Cliff Vesting Award [Member]	Nov. 20, 2009 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Dec. 31, 2013 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Jan. 31, 2011 SunEdison [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Nov. 20, 2009 SunEdison [Member] Management [Member] Restricted Stock Units Under Special Inducement Grant Plan [Member]	Dec. 31, 2013 Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			34,500,000		34,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	6,900,000					2,708,669
Preferred Stock, Shares Authorized		50,000,000				50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01				$ 0.01	$ 0.01
Preferred Stock, Shares Issued		0				0	0
Common stock, par value		$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Sale of Stock, Price Per Share			$ 7.25		$ 7.25
Number Of Votes Per Share Of Common Stock		1				1
Dividends, Common Stock, Cash						$ 0
Per share discount and commissions on common stock issuance			$ 0.29		$ 0.29
Proceeds from Issuance or Sale of Equity			239,600,000
Proceeds from Issuance of Common Stock				10,400,000
Stock Repurchase Program, Authorized Amount						1,000,000,000
Common stock repurchases (in shares)																											0
Treasury Stock, Shares, Acquired From Inception																											9,000,000
Treasury Stock, Value, Acquired, Cost From Inception																											448,000,000
Shares authorized for future grant under these plans																			5,300,000
Stock options vesting period (in years)																1 year
Weighted-average grant-date fair value per share of options granted																$ 4.03	$ 1.18	$ 5.94
Total unrecognized compensation cost												17,700,000				36,300,000
Unrecognized compensation cost expected to be recognized over a weighted-average period (in years)												2 years				2 years 8 months
Granted												1,528,160											1,644,529			584,372
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Percentage																								33.00%	34.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Expected To Vest Within Year, Percentage																								33.00%
Stock-based compensation						30,200,000	31,700,000	43,900,000												2,700,000	3,200,000	1,600,000
Weighted-average fair value of restricted stock units per share on the date of grant												$ 8.88	$ 3.06	$ 11.09
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			91800000.00%		91800000.00%					15.00%
Optional Redeemable NCI Investment											55,000,000
Temporary Equity, Accretion to Redemption Value		1,600,000
Reclassification of Redeemable Non Controlling Interest to Liability					14,900,000
Payments for Repurchase of Common Stock						(239,600,000)	500,000	3,600,000
Temporary Equity, Accretion to Redemption Value, Adjustment			2,400,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures			5,600,000	16,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period															2,000,000
Stock Price									$ 2.77
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures						200,000
Granted (in shares)						5,996,083										9,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term																10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Tranches Award Vested																3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Number of Price Hurdles																3
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Requirements, Achievement of Price Hurdles, Period																30 days
Performance Grant Hurdle Price 1						$ 7.00
Performance Grant Hurdle Price 2						$ 10.00
Performance Grant Hurdle Price 3						$ 15.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value		$ 11,000,000				$ 11,000,000